Other disclosures - Credit Risk - Loans and advances at amortised cost by stage (Narrative) (Details) £ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2019 GBP (£)		Jun. 30, 2018 GBP (£)	Dec. 31, 2018 GBP (£)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 681,214	[1]		£ 658,934	[2]
Loan loss rate	0.0054			0.011
Credit impairment charges and other provisions	£ 928		£ 571	£ 1,468
Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loan loss rate				0.001
Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loan loss rate				0.044
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loan loss rate				0.369
Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	688,040	[1]		£ 665,975	[3]
Gross exposure [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	613,488	[1]		591,215	[3]
Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	65,636	[1]		65,573	[3]
Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	8,916	[1]		9,187	[3]
Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	6,826	[1]		7,041	[3]
Impairment allowance [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	796	[1]		787	[3]
Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,712	[1]		2,865	[3]
Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,318	[1]		3,389	[3]
Off balance sheet loan commitments and financial guarantee contracts [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	341,895	[4]		332,528	[3]
Credit impairment charges and other provisions	30	[4],[5]		(125)	[2]
Off balance sheet loan commitments and financial guarantee contracts [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	342,192			332,799
Financial assets	342,192	[4]		332,799	[2]
Off balance sheet loan commitments and financial guarantee contracts [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	321,028			309,989
Financial assets	321,028	[4]		309,989	[2]
Off balance sheet loan commitments and financial guarantee contracts [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	20,661			22,126
Financial assets	20,661	[4]		22,126	[2]
Off balance sheet loan commitments and financial guarantee contracts [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	503			684
Financial assets	503	[4]		684	[2]
Off balance sheet loan commitments and financial guarantee contracts [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	297			271
Financial assets	297	[4]		271	[2]
Off balance sheet loan commitments and financial guarantee contracts [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	104			99
Financial assets	104	[4]		99	[2]
Off balance sheet loan commitments and financial guarantee contracts [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	161			150
Financial assets	161	[4]		150	[2]
Off balance sheet loan commitments and financial guarantee contracts [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	32			22
Financial assets	32	[4]		22	[2]
Off balance sheet loan commitments and financial guarantee contracts [member] | Financial assets at fair value [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	15,500			11,700
Other financial assets subject to impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit impairment charges and other provisions	6	[1],[5]		3	[3]
Other financial assets subject to impairment [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	178,700			129,900
Other financial assets subject to impairment [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	178,200			129,300
Other financial assets subject to impairment [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	5
Other financial assets subject to impairment [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	22			12
Other financial assets subject to impairment [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	14			10
Other financial assets subject to impairment [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	5
Financial assets at fair value through other comprehensive income, category [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	500			600
Financial assets at fair value through other comprehensive income, category [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 3			£ 2

[1]

Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value thro ugh other comprehensive income and other assets . These have a total gross exposure of £ 178.7 bn and impairment allowance of £ 22 m. This comprises £ 14 m Expected Credit Loss ( ECL ) on £ 178.2 bn stage 1 a ssets, £ 3 m on £ 0.5 bn stage 2 fair value through other comprehen sive inc ome assets and £ 5 m on £ 5 m stage 3 other assets

[2]	Ex cludes loan commitments and financial guarantees of £ 11.7 bn carried at fair value
[3]

Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £ 129.9 bn and impairment allowance of £ 12 m. This comprises £ 10 m ECL on £ 129.3 bn stage 1 assets and £ 2 m on £ 0.6 bn stage 2 fair value through other comprehensive income assets

[4]	Ex cludes loan commitments and financial guarantees of £ 15.5 bn carried at fair value
[5]

H119 loan impairment charge represents six months of impairment charge, annualised to calculate the loan loss rate. The loan loss rate for H 1 19 is 54 bps after applying the total impairment charge of £ 928 m